Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,379	$ 5,073
Investments	403
Trade receivables	150,584	185,501
Unbilled revenue	12,325	17,660
Prepayments and other current assets	730	1,018
Other non-current assets	200	19
Trade payables	(127,285)	(120,423)
Provisions and accrued expenses	(6,070)	(4,969)
Pension and other employee obligations	(4,402)	(332)
Lease liabilities	(7,600)
Other liabilities	(9)	(10)
Net assets/ (liabilities)	23,255	83,537
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	2,180	1,204
Investments	403
Trade receivables	88,520	100,713
Unbilled revenue	3,899	4,576
Prepayments and other current assets	364	522
Other non-current assets	3	4
Trade payables	(31,203)	(28,704)
Provisions and accrued expenses	(4,456)	(2,924)
Pension and other employee obligations	(4,055)	(127)
Other liabilities	(1)	(2)
Net assets/ (liabilities)	55,654	75,262
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	712	263
Trade receivables	34,029	48,198
Unbilled revenue	3,651	3,553
Prepayments and other current assets	177	311
Trade payables	(70,745)	(63,467)
Provisions and accrued expenses	(907)	(210)
Pension and other employee obligations	(92)
Other liabilities	(7)	(7)
Net assets/ (liabilities)	(33,182)	(11,359)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2,581	3,629
Prepayments and other current assets	54	2
Trade payables	(6,367)	(8,332)
Provisions and accrued expenses	7	(217)
Net assets/ (liabilities)	(3,725)	(4,918)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	44	2,864
Trade receivables	11,389	17,107
Unbilled revenue	74	3,221
Prepayments and other current assets	4	82
Trade payables	(4,640)	(9,059)
Provisions and accrued expenses	0	(1,069)
Net assets/ (liabilities)	6,871	13,146
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,056	528
Trade receivables	11,188	12,459
Unbilled revenue	4,200	5,778
Prepayments and other current assets	104	85
Other non-current assets	181
Trade payables	(13,266)	(10,265)
Provisions and accrued expenses	(695)	(477)
Pension and other employee obligations	(38)	(28)
Lease liabilities	(7,573)
Net assets/ (liabilities)	(4,843)	8,080
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	387	214
Trade receivables	2,877	3,395
Unbilled revenue	502	532
Prepayments and other current assets	27	16
Other non-current assets	16	15
Trade payables	(1,064)	(596)
Provisions and accrued expenses	(20)	(72)
Pension and other employee obligations	(217)	(177)
Lease liabilities	(27)
Other liabilities	(1)	(1)
Net assets/ (liabilities)	$ 2,480	$ 3,326